Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ADVANCED SERIES TRUST
AST Large-Cap Value Portfolio
Supplement dated December 2, 2024 to the
Currently Effective Prospectus and Summary Prospectus
This supplement should be read in conjunction with the currently effective prospectus (the Prospectus) and summary prospectus (the Summary Prospectus) for the AST Large-Cap Value Portfolio (the Portfolio), a series of the Advanced Series Trust (the Trust). The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Prospectus and Summary Prospectus.
New Subadvisory Arrangements, Investment Strategy and Management Fee Changes
The Board of Trustees of the Trust (the Board) approved: (i) replacing Massachusetts Financial Services Company (MFS), T. Rowe Price Associates, Inc. (T. Rowe Price) and Wellington Management Company LLP (Wellington) with ClearBridge Investments, LLC (ClearBridge), Dimensional Fund Advisors LP (Dimensional), J.P. Morgan Investment Management Inc.(J.P. Morgan) and Putnam Investment Management LLC (Putnam), as subadvisers to the Portfolio, to serve alongside Hotchkis and Wiley Capital Management, LLC (Hotchkis and Wiley); (ii) revising the investment strategy of the Portfolio; and (iii) a reduction in management fees. These changes are expected to become effective on or about December 16, 2024.
To reflect the changes described above, the Summary Prospectus and Prospectus is hereby revised as follows, effective December 16, 2024:
I.All references and information for the Portfolio pertaining to MFS, T. Rowe Price and Wellington are hereby removed from the Prospectus and Summary Prospectus.
II.The following table hereby replaces the “Annual Portfolio Operating Expenses” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus and Summary Prospectus for the Portfolio:
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.54%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.02%
+ Acquired Fund Fees & Expenses	0.00%
=Total Annual Portfolio Operating Expenses	0.81%
-Fee Waiver and/or Expense Reimbursement	(0.01)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense	0.80%
Reimbursement(1)

The Manager has contractually agreed to waive 0.01% of its investment management fee through June 30, 2026. This arrangement may not be terminated or modified without the prior approval of the Trust's Board.
III.The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus and Summary Prospectus for the Portfolio:
	1 Year	3 Years	5 Years	10 Years
AST Large-Cap Value Portfolio	$82	$258	$449	$1,001
IV. The description of the Portfolio’s principal investment strategies in the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Prospectus, and the description of the Portfolio’s principal investment strategies in the “SUMMARY: AST LARGE-CAP VALUE PORTFOLIO– INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus are hereby deleted and replaced with the description set forth below:
Principal Investment Strategies. In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in equity and equity-related securities of large capitalization companies.
Large capitalization companies are generally those that have market capitalizations, at the time of purchase, within the market capitalization range of the Russell 1000® Value Index. The Portfolio may also invest up to 20% of its total assets in foreign securities. Equity and equity-related securities include common and preferred stock, other investment companies, including exchange-traded funds (ETFs), securities convertible into common stock, securities having common stock characteristics, futures contracts and other derivative instruments whose value is based on common stock, such as rights, warrants or options to purchase common stock.
The Portfolio is allocated among five subadvisers: ClearBridge Investments, LLC, Dimensional Fund Advisors LP, Hotchkis and Wiley Capital Management, LLC, J.P. Morgan Investment Management Inc., and Putnam Investment Management, LLC. The Strategic Investment Research Group (SIRG) of the Manager determines the allocation among the subadvisers and other investment companies, including ETFs, based on its analysis, taking into account market conditions, risks and other factors.
Investment Management, LLC. The Strategic Investment Research Group (SIRG) of the Manager determines the allocation among the subadvisers and other investment companies, including ETFs, based on its analysis, taking into account market conditions, risks and other factors.
V.The last paragraph under “Past Performance” in the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Prospectus, and the last paragraph in the “SUMMARY: AST LARGE-CAP VALUE PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus are hereby revised to add the following:
Note: The Portfolio added and removed subadvisers and changed certain investment strategies, effective December 16, 2024. The performance figures prior to December 16, 2024, for the Portfolio reflect the investment performance, investment operations, investment policies, and investment strategies of former subadvisers, and it is not representative of the Portfolio’s current subadvisers and the Portfolio’s predicted performance.

AST LARGE-CAP VALUE PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ADVANCED SERIES TRUST
AST Large-Cap Value Portfolio
Supplement dated December 2, 2024 to the
Currently Effective Prospectus and Summary Prospectus
This supplement should be read in conjunction with the currently effective prospectus (the Prospectus) and summary prospectus (the Summary Prospectus) for the AST Large-Cap Value Portfolio (the Portfolio), a series of the Advanced Series Trust (the Trust). The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Prospectus and Summary Prospectus.
New Subadvisory Arrangements, Investment Strategy and Management Fee Changes
The Board of Trustees of the Trust (the Board) approved: (i) replacing Massachusetts Financial Services Company (MFS), T. Rowe Price Associates, Inc. (T. Rowe Price) and Wellington Management Company LLP (Wellington) with ClearBridge Investments, LLC (ClearBridge), Dimensional Fund Advisors LP (Dimensional), J.P. Morgan Investment Management Inc.(J.P. Morgan) and Putnam Investment Management LLC (Putnam), as subadvisers to the Portfolio, to serve alongside Hotchkis and Wiley Capital Management, LLC (Hotchkis and Wiley); (ii) revising the investment strategy of the Portfolio; and (iii) a reduction in management fees. These changes are expected to become effective on or about December 16, 2024.
To reflect the changes described above, the Summary Prospectus and Prospectus is hereby revised as follows, effective December 16, 2024:
I.All references and information for the Portfolio pertaining to MFS, T. Rowe Price and Wellington are hereby removed from the Prospectus and Summary Prospectus.
II.The following table hereby replaces the “Annual Portfolio Operating Expenses” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus and Summary Prospectus for the Portfolio:
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.54%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.02%
+ Acquired Fund Fees & Expenses	0.00%
=Total Annual Portfolio Operating Expenses	0.81%
-Fee Waiver and/or Expense Reimbursement	(0.01)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense	0.80%
Reimbursement(1)

The Manager has contractually agreed to waive 0.01% of its investment management fee through June 30, 2026. This arrangement may not be terminated or modified without the prior approval of the Trust's Board.
III.The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus and Summary Prospectus for the Portfolio:
	1 Year	3 Years	5 Years	10 Years
AST Large-Cap Value Portfolio	$82	$258	$449	$1,001
IV. The description of the Portfolio’s principal investment strategies in the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Prospectus, and the description of the Portfolio’s principal investment strategies in the “SUMMARY: AST LARGE-CAP VALUE PORTFOLIO– INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus are hereby deleted and replaced with the description set forth below:
Principal Investment Strategies. In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in equity and equity-related securities of large capitalization companies.
Large capitalization companies are generally those that have market capitalizations, at the time of purchase, within the market capitalization range of the Russell 1000® Value Index. The Portfolio may also invest up to 20% of its total assets in foreign securities. Equity and equity-related securities include common and preferred stock, other investment companies, including exchange-traded funds (ETFs), securities convertible into common stock, securities having common stock characteristics, futures contracts and other derivative instruments whose value is based on common stock, such as rights, warrants or options to purchase common stock.
The Portfolio is allocated among five subadvisers: ClearBridge Investments, LLC, Dimensional Fund Advisors LP, Hotchkis and Wiley Capital Management, LLC, J.P. Morgan Investment Management Inc., and Putnam Investment Management, LLC. The Strategic Investment Research Group (SIRG) of the Manager determines the allocation among the subadvisers and other investment companies, including ETFs, based on its analysis, taking into account market conditions, risks and other factors.
Investment Management, LLC. The Strategic Investment Research Group (SIRG) of the Manager determines the allocation among the subadvisers and other investment companies, including ETFs, based on its analysis, taking into account market conditions, risks and other factors.
V.The last paragraph under “Past Performance” in the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Prospectus, and the last paragraph in the “SUMMARY: AST LARGE-CAP VALUE PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus are hereby revised to add the following:
Note: The Portfolio added and removed subadvisers and changed certain investment strategies, effective December 16, 2024. The performance figures prior to December 16, 2024, for the Portfolio reflect the investment performance, investment operations, investment policies, and investment strategies of former subadvisers, and it is not representative of the Portfolio’s current subadvisers and the Portfolio’s predicted performance.